6. Goodwill and Other Intangible Assets (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 11,574,269	$ 11,574,269
Accumulated amortization expense	4,161,000
Intangible assets acquired	$ 4,161,000